Common Shares (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 10, 2005	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share capital [Abstract]
Authorized share capital, shares (in shares)		800,000,000	800,000,000	800,000,000
Authorized share capital		$ 1,600	$ 1,600	$ 1,600
Issued and fully paid share capital, shares (in shares)		469,250,933	469,250,933	469,250,933
Issued and fully paid share capital		939	938	938
Treasury shares held by Company, shares (in shares)		(272,441)	(72,859)	(1,478,759)
Treasury shares held by Company		(1)	0	(3)
Outstanding shares in issue, shares (in shares)		468,978,492	469,178,074	467,772,174
Outstanding shares in issue		$ 938	$ 938	$ 935
Number of shares issued (in shares)	6,000
Common shares, par value (in dollars per share)	$ 2.00	$ 2.00	$ 2.00	$ 2.00
Number of shares issued due to conversion of convertible debt instruments (in shares)		0	0